Share premium account – as restated (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of share premium account

	2025	2024
	€	€
As of January 1,	9,395,382	2,925,719
Additions	–	6,469,663
As of December 31,	9,395,382	9,395,382